Net gains/(losses) on financial instruments classified as held for trading	12 Months Ended
Dec. 31, 2018
Net gains/(losses) on financial instruments classified as held for trading [Abstract]
Net gains/(losses) on financial instruments classified as held for trading

9.    Net gains/(losses) on financial instruments classified as held for trading

	R$ thousand
	Years ended December 31
	2017	2016
Fixed income securities	9,862,617	4,654,959
Derivative financial instruments	(1,426,160)	10,887,800
Equity securities	1,186,651	860,011
Total	9,623,108	16,402,770